Note 9 - Short-Term Borrowings (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility, Amount Outstanding	$ 4,900,000	$ 5,700,000	$ 5,700,000
Lorain National Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	4,000,000
Liberty Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000